OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Other Current Liabilities
	December 31
	2025	2024
Employees and related expenses	18,157	16,725
Government institutions	2,283	2,566
Income tax payable	761	933
Warranty reserve	931	722
Operating lease liabilities	3,219	2,511
Credit risk sharing liabilities	4,016	5,507
Contractor liability	6,127	5,101
Accrued commissions	1,710	2,379
Other	3,535	2,870
Total other current liabilities	40,739	39,314